Financial instruments - Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (16,877)	$ (9,024)
Green Hydrogen
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	15	1,422
Forsee Power
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(14,865)	(10,474)
Wisdom Motor
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	0	0
Quantron AG
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	150	0
HyCap Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(1,597)	26
CleanH2 Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (580)	$ 2